Business, Liquidity and Summary of Significant Accounting Policies (Details 5) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Weighted average common shares outstanding	25,633	16,938	23,563	16,938
Assumed conversion of net common shares issuable under warrants	9,066			650
Assumed conversion of notes payable with conversion feature				5,397
Assumed conversion of Series C Stock	102
Weighted average common and common equivalent shares outstanding, diluted	34,801	16,938	23,563	22,985